Debt Securities in Issue	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Debt Securities in Issue

9	DEBT SECURITIES IN ISSUE
Debt securities in issue at September 30, 2025 and March 31, 2025 consisted of the following:

	At September 30, 2025	At March 31, 2025

	(In millions)
Commercial paper	¥4,107,935	¥3,571,097
Unsubordinated bonds	9,701,975	9,541,764
Subordinated bonds	1,375,719	1,274,554

Total debt securities in issue	¥15,185,629	¥14,387,415